Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 137
Tax losses recognized	292	137
Ending balance	$ 429	$ 137